STOCKHOLDERS' DEFICIT: Stock Issuances (Details) - USD ($)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Stock Issuance #1
Sale of Stock, Description of Transaction	Company issued 156,252 shares
Issuance of common stock for cash, Shares	156,252
Sale of Stock, Price Per Share	$ 0.16
Stock Issued	$ 25,000
Stock Issuance #2
Sale of Stock, Description of Transaction		Company issued 26,500,000 shares
Issuance of common stock for cash, Shares		26,500,000
Sale of Stock, Price Per Share		$ 0.10
Stock Issued		$ 2,650,000